Allowances for Credit Losses - Summary of Changes in the Book Value of Loans at Amortized Cost (Details) - Loans measured at amortized cost - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
12-month expected credit losses
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	₩ 431,753,998	₩ 408,283,402
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	31,009,972	29,092,806
Transfer to lifetime expected credit losses (non-impaired)	(45,366,268)	(36,987,630)
Transfer to lifetime expected credit losses (impaired)	(942,693)	(1,489,772)
Sales	(663,793)	(3,563,046)
Write-offs	0	0
Net increase (decrease) (execution, repayment, and others)	30,098,904	36,418,238
Ending	445,890,120	431,753,998
Lifetime expected credit losses - Non-impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	40,940,591	37,076,587
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(30,953,536)	(28,622,325)
Transfer to lifetime expected credit losses (non-impaired)	46,542,340	38,887,946
Transfer to lifetime expected credit losses (impaired)	(4,001,107)	(4,423,007)
Sales	(110,914)	(98,684)
Write-offs	(14)	(2)
Net increase (decrease) (execution, repayment, and others)	(5,450,159)	(1,879,924)
Ending	46,967,201	40,940,591
Lifetime expected credit losses - Impaired
Disclosure Of Changes In The Book Value Of Loans At Amortized Cost [Line Items]
Beginning	5,010,631	4,908,103
Changes In The Book Value Of Loans At Amortized Cost [Abstract]
Transfer to 12-month expected credit losses	(56,436)	(470,481)
Transfer to lifetime expected credit losses (non-impaired)	(1,176,072)	(1,900,316)
Transfer to lifetime expected credit losses (impaired)	4,943,800	5,912,779
Sales	(1,930,763)	(1,028,807)
Write-offs	(2,308,696)	(1,984,216)
Net increase (decrease) (execution, repayment, and others)	44,455	(426,431)
Ending	₩ 4,526,919	₩ 5,010,631